Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

Note 7 – Stockholders’ equity

The Company is authorized to issue 1,125,000,000 shares of its $0.001 par value common stock.  The Company has only one class of stock.  All rights and privileges normally associated with stock ownership are vested in that single class of stock.

Since the inception of the Company through June 30, 2011, an officer and director of the Company contributed cash in the amount of $18,800.  The entire amount was contributed, is not expected to be repaid and has been recorded as additional paid-in capital.

On July 15, 2010, the Company amended its articles of incorporation to increase the authorized capital from 75,000,000 common shares to 1,125,000,000 common shares.  Additionally, the Company’s board of directors approved a 15:1 forward stock split with a record date of July 30, 2010.  These events have been retroactively applied to these condensed interim financial statements.

During the six months ended June 30, 2011, the Company issued a total of 562,429 shares of common stock for cash totaling $1,968,500. The Company has received cash of $35,000 in stock payable as of June 30, 2011.